Convertible Debt (Tables)	12 Months Ended
Oct. 31, 2022
Financial Instruments [Abstract]
Summary of Convertible Debt

As at October 31,	2022	2021
KSP Note (a)	$92.4	$100.9
Glencore Note (b)	196.1	—
Total convertible debt at end of period	$288.5	$100.9
(a) KSP Note

As at October 31,	2022	2021
Principal of convertible note at beginning of period	$100.0	$—
Issuance of convertible notes	5.9	100.0
Principal of convertible notes at end of period	105.9	100.0

Conversion feature at beginning of period	29.0	—
Conversion feature issued	—	27.7
Fair value (gain) loss on embedded derivative	(19.9)	1.3
Conversion feature at end of period	9.1	29.0

Debt component at beginning of period	71.9	—
Debt component issued	5.9	72.3
Transaction costs	—	(1.6)
Accrued interest paid in kind	(5.9)	—
Accrued interest expense	11.4	1.2
Debt component at end of period	83.3	71.9
Total convertible debt at end of period	$92.4	$100.9
The Initial KSP Note and the PIK notes issued thereunder are referred to collectively as the "KSP Convertible Notes”, and as at October 31, 2022, comprised the following:

Note	Date Issued	Amount Issued
KSP Note	September 29, 2021	$100.0
PIK Note	December 31, 2021	1.8
PIK Note	June 30, 2022	4.1
Total		$105.9
(b) Glencore Note

As at October 31,	2022	2021
Principal of convertible note at beginning of period	$—	$—
Issuance of convertible note	200.0	—
Principal of convertible note at end of period	200.0	—

Conversion feature at beginning of period	—	—
Conversion feature issued	46.2	—
Fair value (gain) loss on embedded derivative	(11.4)	—
Conversion into common shares	—	—
Conversion feature at end of period	34.8	—

Debt component at beginning of period	—	—
Debt component issued	153.8	—
Transaction costs	(1.3)	—
Accrued interest expense	8.8	—
Debt component at end of period	161.3	—
Total convertible debt at end of period	$196.1	$—

Summary of assumptions used in stock option pricing	The assumptions used in the model were as follows:

	(Issuance date) September 29, 2021	October 31, 2021	October 31, 2022
Risk free interest rate	1.1%	1.2%	4.4%
Expected life of options	5 years	4.9 years	3.9 years
Expected dividend yield	0.0%	0.0%	0.0%
Expected stock price volatility	66%	62%	63%
Share Price	$12.56	$12.94	$5.96